SALES OF COMMON STOCK FOR CASH- MIKE ROUNTREE (Details)	Feb. 02, 2015 USD ($) $ / shares shares
SALES OF COMMON STOCK FOR CASH- MIKE ROUNTREE
Reduced Mr. Rountree's base annual salary from $180,000 to	$ 1
Issuance of shares of common stock | shares	2,000,000
Stock options to Mr. Rountree | shares	1,000,000
Stock options term in years	10
Stock options exercisable for purchase shares of common stock | shares	1,000,000
Stock options exercisable for purchase shares of common stock at a price | $ / shares	$ 0.10
Stock options vest over the month period	36
Fair value of 2,000,000 shares of common stock issued	$ 239,800
Per share value of 2,000,000 shares of common stock issued | $ / shares	$ 0.12
Stock-based compensation in connection with issuance of shares	$ 239,800
Accrued salary due to to Michael Rountree	$ 227,435
Accrued salary due to to Michael Rountree , was converted into shares of restricted common stock par value | $ / shares	$ 0.07
Issuance of shares of common stock to to Michael Rountree | shares	3,249,071
Issuance of shares of common stock to to Michael Rountree fair value	$ 389,564
Issuance of shares of common stock to to Michael Rountree par value | shares	0.12
Stock-based compensation difference between accrued salary and fair value of shares issued	$ 162,129
Related party notes payable	40,000
Related party notes payable interest	$ 143
Related party notes payable interest was converted into shares of restricted common stock at a conversion price | $ / shares	$ 0.07
Issuance of shares of common stock to Mr. Rountree | shares	573,471
Fair value of issuance of shares of common stock to Mr. Rountree	$ 68,759
Par value of issuance of shares of common stock to Mr. Rountree | $ / shares	$ 0.12
Stock-based compensation between related notes payable and accrued interest and fair value of shares issued	$ 28,616